Condensed Consolidated Interim Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Digital intangible asset, fair value	$ 1,997,400
Due from related parties	55,279
Fair value	745,500
Due to related parties	281,531
Related Party
Due from related parties	4,600
Due to related parties	96,900
Galaxy Digital Holdings, LP
Digital intangible asset, fair value	1,997,400	$ 694,900
Due from related parties	55,279	60,929
Fair value	745,500	651,400
Due to related parties	281,531	140,376
Galaxy Digital Holdings, LP | Related Party
Due from related parties	4,200	1,600
Due to related parties	$ 96,900	$ 66,900